Fair value - Additional information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy	S/ 0	S/ 0